FAIR VALUE MEASUREMENTS	6 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 3:	CONVERTIBLE SECURITIES

a.	The Company has raised funds through the issuance of SAFEs.

A SAFE requires conversion into shares of the Company upon the occurrence of certain events, or at the maturity date of the SAFE. The number of shares to be issued upon conversion of the SAFE are not fixed and will be dependent upon the nature of the event that occurred that resulted in its conversion, the fair value of shares as of the event’s date, and other factors as defined in the related agreement.

SAFEs are classified as a liability and the Company elected the fair value option in accordance with ASC 825, Financial Instruments (“ASC 825”). Accordingly, the liability is adjusted to fair value at each balance sheet date, with the change in fair value being recorded as change in fair value of convertible securities within the statements of operations. The Company reclassifies the SAFE amount from liability to equity once it converts into Ordinary Shares.

NASUS PHARMA LTD. AND ITS SUBSIDIARY

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(Amounts in U.S. dollars in thousands, except share and per share amounts)

b.	On April 9, 2024, the Board of Directors approved the issuance of additional SAFEs to certain shareholders and third parties up to the maximum aggregate amount of $1,500, which increased on August 28, 2024 to $2,000 (the “2024 SAFEs”). The Company raised $1,000 under the 2024 SAFEs during the year ended December 31, 2024 and an additional $435 during the six-month period ended June 30, 2025. In addition, 2024 SAFEs in the amount of $636 were issued in connection with the discharge of the Company’s obligations under the July 2022 Loan and February 2023 Loan (as defined in Note 3 to the financial statements as of December 31, 2025).

The Company’s IPO triggered the conversion of the 2024 SAFEs into Ordinary Shares and the 2024 SAFE were converted into 398,653 Ordinary Shares.

c.	The Company measured the 2024 SAFEs upon receiving the cash and on each period end at its fair value in accordance with ASC 825-10 with the changes in fair value reported in the condensed consolidated statements of operations.

The SAFEs were valued at the end of the period using a probability-weighted expected return model, which incorporated significant unobservable inputs.

The Company used the following significant inputs in measuring the SAFEs:

June 30, 2025
Fair value of Ordinary Share*	$4.14
Weighted average cost of capital	23.1%
Risk free rate	4.29% - 4.41%
Time to maturity	0.25-0.43

*	Including inputs and assumptions on the likelihood of a SAFE mandatory conversion, qualified equity financing or liquidity event or dissolution.

NOTE 4:	FAIR VALUE MEASUREMENTS

The changes in the fair value of the Company’s Level 3 financial liabilities, which are measured on a recurring basis are as follows:

Convertible securities

January 1, 2025	$1,802
Proceeds from issuance of SAFEs	435
Change in fair value of convertible securities	326
June 30, 2025	$2,563

There were no SAFE liabilities outstanding as of June 30, 2026 (see Note 3).

There were no transfers between fair value measurement levels during the six-months ended June 30, 2026 and year ended December 31, 2025.

The estimated fair value of the Company’s cash and cash equivalents, short term deposits, restricted cash, other current assets, accounts payable, accrued expense and other current liabilities approximates their carrying values as these financial instruments are highly liquid or short-term in nature.

NASUS PHARMA LTD. AND ITS SUBSIDIARY

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(Amounts in U.S. dollars in thousands, except share and per share amounts)